3. PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Land and building held for sale	$ 395,000
Depreciation expense	$ 757,089	$ 381,576	$ 1,614,225